Future Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2014	$ 19,961
2015	15,832
2016	11,385
2017	7,578
2018	3,814
Thereafter	704
Net Carrying Amount	$ 59,274